Obligations under Guarantees and Other Off-balance Sheet Instruments (Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2019	Mar. 31, 2019
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		¥ 79,630	¥ 76,755
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		3,986	3,901
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		3,172	3,256
Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		7,158	7,157
Normal [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		3,855	3,779
Normal [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		2,976	3,070
Normal [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		6,831	6,849
Close Watch [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	91	98
Close Watch [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	127	79
Close Watch [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	218	177
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	37	21
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	45	78
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	82	99
Not Rated [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		3	3
Not Rated [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		24	29
Not Rated [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		¥ 27	¥ 32

[1]	See Notes of the tables regarding “the maximum potential amount of future payments classified based upon internal credit ratings “in Note 25 to the consolidated financial statements for the fiscal year ended March 31, 2019.